--------------------------------------------------------------------------------
ASSET ALLOCATION
--------------------------------------------------------------------------------

Alliance Growth
Investors Fund
and
Alliance Conservative
Investors Fund

Annual Report
April 30, 2001

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                          o Are Not FDIC Insured
                          o May Lose Value
                          o Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 22, 2001

Dear Shareholder:

This report provides the investment results and market activity for Alliance Growth Investors Fund and Alliance Conservative Investors Fund for the annual reporting period ended April 30, 2001.

Investment Objective and Policies for Alliance Growth Investors Fund

Alliance Growth Investors Fund is an open-end fund that seeks to achieve the highest total return consistent with Alliance's determination of reasonable risk through investment in a mix of equity and fixed income securities. Normally, Alliance Growth Investors Fund will invest approximately 70% of its total assets in equity securities.

Investment Results for Alliance Growth Investors Fund

During the six- and 12-month periods ended April 30, 2001, Class A shares of Alliance Growth Investors Fund returned -5.71% and -7.94%, respectively. The corresponding returns for the composite benchmark were -6.57% and -5.36%, respectively.

While underperforming the benchmark, over the 12-month period under review, Alliance Growth Investors Fund outperformed over the six-month period ended April 30, 2001. The chief contributor to this success was the decision taken at the beginning of this period to overweight U.S. government bonds. In a period of positive Treasury performance and poor equity performance, we found this strategy to be correct. In January 2001, the benchmark weightings of equities and bonds were restored. In other words, the Fund did not reap the full benefit of the Treasury rally and was dragged down by the sharp falls in equities this spring. However, it is believed that at this point in the economic cycle, the prospects for equities are improving. Stock selection in the spring and summer of 2000 detracted value from annual performance.

INVESTMENT RESULTS*
Periods Ended April 30, 2001

                                                       -------------------------
                                                            Total Returns
                                                       -------------------------
                                                       6 Months        12 Months
--------------------------------------------------------------------------------

Alliance Growth Investors Fund
   Class A                                               -5.71%           -7.94%
--------------------------------------------------------------------------------
   Class B                                               -6.14%           -8.65%
--------------------------------------------------------------------------------
   Class C                                               -6.05%           -8.57%
--------------------------------------------------------------------------------
S&P 500 Stock Index                                     -12.06%          -12.97%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                      6.22%           12.39%
--------------------------------------------------------------------------------
70%/30% Composite:
S&P 500 Stock Index / Lehman Brothers Aggregate
Bond Index                                               -6.57%           -5.36%
--------------------------------------------------------------------------------
* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The 70%/30% Composite is a blend of both the S&P 500 Stock Index and the Lehman Brothers Aggregate Bond Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

      Additional investment results appear on pages 6-9.

Investment Objective and Policies for Alliance Conservative Investors Fund

Alliance Conservative Investors Fund is an open-end fund that seeks to achieve a high total return without, in the view of Alliance, undue risk to principal through investment in a mix of equity and fixed income securities. Normally, Alliance Conservative Investors Fund will invest approximately 70% of its total assets in fixed income securities.

Investment Results for Alliance Conservative Investors Fund

During the six- and 12-month periods ended April 30, 2001, Class A shares of Alliance Conservative Investors Fund returned 0.07% and 1.76%, respectively. The corresponding returns for the composite benchmark were 0.74% and 4.78%, respectively.

An astute asset allocation strategy preserved Alliance Conservative Investors Fund from the ravages of a severe retraction in equity valuations over the last year--in particular, in the past six months. The Fund's exposure to government bonds was raised above the benchmark in October 2000, gaining therefore from the relative strength of this asset class in the final quarter of 2000. The benchmark weight in equities was restored in January 2001. Unfortunately, stock selection impaired performance. Consequently, the total performance of the account over the six-month period was in line with the benchmark. Over the 12-month period, stock-specific underperformance led to disappointing overall performance.

INVESTMENT RESULTS*
Periods Ended April 30, 2001

                                                       -------------------------
                                                            Total Returns
                                                       -------------------------
                                                       6 Months        12 Months
--------------------------------------------------------------------------------
Alliance Conservative Investors Fund
   Class A                                                0.07%            1.76%
--------------------------------------------------------------------------------
   Class B                                               -0.28%            1.12%
--------------------------------------------------------------------------------
   Class C                                               -0.19%            1.12%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                      6.22%           12.39%
--------------------------------------------------------------------------------
S&P 500 Stock Index                                     -12.06%          -12.97%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

INVESTMENT RESULTS*
Periods Ended April 30, 2001

                                                       -------------------------
                                                            Total Returns
                                                       -------------------------
                                                       6 Months        12 Months
--------------------------------------------------------------------------------
  70%/30% Composite:
  Lehman Brothers Aggregate Bond Index / S&P 500
  Stock Index                                             0.74%            4.78%
--------------------------------------------------------------------------------
* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

      The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The 70%/30% Composite is a blend of both the Lehman Brothers Aggregate Bond Index and the S&P 500 Stock Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

      Additional investment results appear on pages 10-13.

Economic and Market Environment

The last 12 months have witnessed a marked slowing of the rate of economic growth, both in the U.S. and abroad. Japan and other Asian countries may well be experiencing actual recessions. In the U.S. and Europe, it seems unlikely that the gross domestic product (GDP) is actually falling. However, there has been a very significant fall-off in activity and the consequences of this are potentially serious. Monetary authorities, perhaps late in appreciating the difficulties which the corporate sector faced in 2000, have now acted stridently--led by the U.S. Federal Reserve--to stimulate recovery. The result of this intervention is, as in every such case, difficult to predict. If the "knock-on" effects of the slowdown in corporate earnings can be countered, then the record U.S. expansion may extend into its second decade.

Such hopes bring little solace to those who have been equity investors over the past year. The retrenchment from the extremely high valuations of the late 1990s bull market, which began in the spring of 2000, has been severe. The market, as a whole, during this 12-month period was down approximately 13% both in the U.S., as measured by Standard & Poor's 500 Stock Index, and the world, as measured by the Morgan Stanley Capital International World Index. In fact, this conceals more than reveals the pain for many investors, as the spread of sector perfor-


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

mance was wide. Telecommunications and technology lost around half of their value. A large number of individual companies within these sectors have lost so much of their peak valuations as to be practically defunct, if not actually bankrupt.

One natural consequence of such disappointing performance in the equity market has been a rise in the relative attractiveness of the government bond market. Slowing growth amidst generally mild inflation gave firm economic foundations to this preference, and ensured a year of good returns. Bench mark issues such as U.S. 10-year Treasuries grew in value by over 10% between the late spring of 2000 and the late winter of 2001. Since that time, there has been some fall-off as investors showed their confidence in the effectiveness of monetary and fiscal stimulation--raising their valuation of equities in expectation of an earnings recovery and selling bonds on the assumption that such a development will increase somewhat inflationary pressures and make returns on government bonds less attractive.

A recovery to the trend growth rate of the U.S. economy this year would be a triumph in many ways. It would go a good way to bolstering the economies of Asia and Europe by securing investment and demand for exports. It would enhance the reputation of the Federal Reserve for being able to react speedily to provide liquidity amidst difficult market conditions. Perhaps most significantly, it would mean that the effects of a significant cyclical downswing had been contained to an extent remarkable when compared with past cycles. The slowdown in corporate earnings, which was revealed in the final quarter of 2000 and prompted by the credit contraction of the spring and summer, has been harsh. For several months, leading indicators of industrial production have pointed to a contraction of growth similar to the last U.S. recession in 1991.

Yet, thus far consumer confidence has remained high in historical terms, real wages have continued to grow and there has been relatively little pain felt in the labor market. Consumption is the key factor. If strength can be maintained here, then not only will the participants in the economy have been protected, but the economic downswing will be curtailed. On the other hand, if the consumer loses confidence in the economic future to the extent that spending is reduced, the slowdown may gain momentum and turn into a full-blown recession.

Portfolio Manager Update

We are pleased to inform you that John Ricciardi has resumed responsibility for the portfolio management of Alliance Growth Investors Fund and Alliance Conservative Investors Fund. Mr. Ricciardi, who has over 27 years of investment experience, is a Senior Vice President and Global Bond Asset Allocation Portfolio Manager. He has made his career as an investment strategist and director of research, integrating quantitative and qualitative techniques into active allocation portfolios for both global fixed-income and global equity mandates.

We appreciate your investment in


--------------------------------------------------------------------------------
4 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

[PHOTO OMITTED]         John D. Carifa

[PHOTO OMITTED]         John Ricciardi

Portfolio Manager, John Ricciardi, is a Senior Vice President and Global Bond Asset Allocation Portfolio Manager. He has over 27 years of investment experience.

Alliance's asset allocation funds and look forward to reporting their investment results in the ensuing periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ John Ricciardi

John Ricciardi
Vice President


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 4/30/01

S&P 500 Stock Index:                            $36,064

70% S&P 500 Stock Index /
30% LB Aggregate Bond Index:                    $30,877

Alliance Growth Investors Fund Class A:         $24,187

[The following table was represented as a mountain chart in the printed material.]

                   Alliance Growth          S&P 500       70% S&P 500 Index /
                   Investors Fund         Stock Index      30% LB Aggregate
-------------------------------------------------------------------------------
     5/31/92           $ 9,573             $10,000             $10,000
     4/30/93           $11,047             $10,869             $10,943
     4/30/94           $11,539             $11,446             $11,375
     4/30/95           $12,182             $13,442             $13,018
     4/30/96           $15,090             $17,499             $16,171
     4/30/97           $16,099             $21,895             $19,526
     4/30/98           $20,599             $30,886             $26,278
     4/30/99           $24,061             $37,628             $31,289
     4/30/00           $26,273             $41,436             $34,017
     4/30/01           $24,188             $36,064             $30,877


This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Investors Fund Class A shares (from 5/31/92 to 4/30/01) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The Composite shown above represents a 70%/30% weighting (70% S&P 500 Stock Index and 30% LB Aggregate Bond Index).

When comparing Alliance Growth Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

* Closest month-end after Fund's Class A share inception date of 5/4/92.


--------------------------------------------------------------------------------
6 o ALLIANCE GROWTH INVESTORS FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH INVESTORS FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

           Alliance Growth Investors Fund--Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                                Alliance Growth
                                Investors Fund                   Composite*
--------------------------------------------------------------------------------
    4/30/93**                       16.32%                         10.43%
    4/30/94                          4.46%                          3.97%
    4/30/95                          5.57%                         14.40%
    4/30/96                         23.87%                         23.72%
    4/30/97                          6.69%                         19.71%
    4/30/98                         27.96%                         32.02%
    4/30/99                         16.81%                         17.16%
    4/30/00                          9.19%                          7.46%
    4/30/01                         -7.94%                         -5.36%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the Fund's net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B and Class C shares will vary due to different expenses charged to these classes. Returns for the Fund include the reinvestment of any distributions paid during the period.

* The Composite is a blend of both the S&P 500 Stock Index and the LB Aggregate Bond Index with a 70%/30% weighting, respectively. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

** The Fund's return for the period ended 4/30/93 is from the Fund's inception date of 5/4/92 through 4/30/93. The composite benchmark's return for the period ended 4/30/93 is from 4/30/92 through 4/30/93.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH INVESTORS FUND o 7

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2001

ALLIANCE GROWTH INVESTORS FUND

INCEPTION DATES         PORTFOLIO STATISTICS
Class A Shares          Net Assets ($mil): $139.0
5/4/92
Class B Shares
5/4/92
Class C Shares
8/2/93

SECURITY TYPE
Equities
73.3% Common Stock             [PIE CHART OMITTED]
Fixed Income
25.8% Treasury

 0.9% Short-Term

All data as of April 30, 2001. The Fund's security type breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.


--------------------------------------------------------------------------------
8 o ALLIANCE GROWTH INVESTORS FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

ALLIANCE GROWTH INVESTORS FUND
AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2001

Class A Shares
--------------------------------------------------------------------------------
                                       Without Sales Charge    With Sales Charge
               1 Year                         -7.94%                 -11.87%
              5 Years                          9.90%                   8.95%
      Since Inception*                        10.96%                  10.43%

Class B Shares
--------------------------------------------------------------------------------
                                       Without Sales Charge    With Sales Charge
               1 Year                         -8.65%                 -11.82%
              5 Years                          9.10%                   9.10%
      Since Inception*                        10.16%                  10.16%

Class C Shares
--------------------------------------------------------------------------------
                                       Without Sales Charge    With Sales Charge
               1 Year                         -8.57%                  -9.36%
              5 Years                          9.11%                   9.11%
      Since Inception*                         9.29%                   9.29%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2001)

                                                Class A      Class B     Class C
--------------------------------------------------------------------------------
               1 Year                           -17.83%      -17.73%     -15.50%
              5 Years                             8.27%        8.45%       8.44%
      Since Inception*                            9.95%        9.77%       8.76%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The value of the fixed income securities will change as the general level of interest rates fluctuates. The Fund can invest in foreign securities, including emerging markets, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may invest a portion of its assets in below investment grade debt securities, which are subject to special risks.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception date: 5/4/92 Class A and Class B; 8/2/93 Class C.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH INVESTORS FUND o 9

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE CONSERVATIVE INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 4/30/01

70% LB Aggregate Bond Index / 30% S&P 500 Stock Index:  $23,962

LB Aggregate Bond Index:                                $18,775

Alliance Conservative Investors Fund Class A:           $18,421

   [The following was depicted as a mountain chart in the printed material.]

                 Alliance Conservative  LB Aggregate     70% LB Aggregate /
                    Investors Fund       Bond Index       30% S&P 500 Index
-------------------------------------------------------------------------------
     5/31/92           $ 9,575             $10,000             $10,000
     4/30/93           $10,599             $11,116             $11,042
     4/30/94           $10,636             $11,211             $11,282
     4/30/95           $11,131             $12,031             $12,454
     4/30/96           $12,543             $13,071             $14,399
     4/30/97           $13,534             $13,997             $16,366
     4/30/98           $15,952             $15,524             $20,133
     4/30/99           $17,323             $16,498             $22,837
     4/30/00           $18,102             $16,706             $24,125
     4/30/01           $18,420             $18,775             $23,962


This chart illustrates the total value of an assumed $10,000 investment in Alliance Conservative Investors Fund Class A shares (from 5/31/92 to 4/30/01) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The Composite shown above represents a 70%/30% weighting (70% LB Aggregate Bond Index and 30% S&P 500 Stock Index).

When comparing Alliance Conservative Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

* Closest month-end after Fund's Class A share inception date of 5/4/92.


--------------------------------------------------------------------------------
10 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE CONSERVATIVE INVESTORS FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

        Alliance Conservative Investors Fund--Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                                Alliance Conservative
                                    Investors Fund                  Composite*
--------------------------------------------------------------------------------
    4/30/93**                          12.25%                          12.05%
    4/30/94                             0.35%                           2.19%
    4/30/95                             4.65%                          10.35%
    4/30/96                            12.69%                          15.11%
    4/30/97                             7.90%                          12.50%
    4/30/98                            17.87%                          19.96%
    4/30/99                             8.59%                          10.94%
    4/30/00                             4.50%                           3.92%
    4/30/01                             1.76%                           4.78%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the Fund's net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B and Class C shares will vary due to different expenses charged to these classes. Returns for the Fund include the reinvestment of any distributions paid during the period.

* The Composite is a blend of both the LB Aggregate Bond Index and the S&P 500 Stock Index with a 70%/30% weighting, respectively. The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

** The Fund's return for the period ended 4/30/93 is from the Fund's inception date of 5/4/92 through 4/30/93. The composite benchmark's return for the period ended 4/30/93 is from 4/30/92 through 4/30/93.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 11

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2001

ALLIANCE CONSERVATIVE INVESTORS FUND

INCEPTION DATES                 PORTFOLIO STATISTICS
Class A Shares                  Net Assets ($mil): $72.4
5/4/92
Class B Shares
5/4/92
Class C Shares
8/2/93

SECURITY TYPE
Equities
 34.3% Common Stock           [PIE CHART OMITTED]
Fixed Income
 63.3% Treasury

  2.4% Short-Term

All data as of April 30, 2001. The Fund's security type breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.


--------------------------------------------------------------------------------
12 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

ALLIANCE CONSERVATIVE INVESTORS FUND
AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2001

Class A Shares
--------------------------------------------------------------------------------
                                       Without Sales Charge    With Sales Charge
               1 Year                          1.76%                 -2.54%
              5 Years                          7.99%                  7.06%
      Since Inception*                         7.72%                  7.20%

Class B Shares
--------------------------------------------------------------------------------
                                       Without Sales Charge    With Sales Charge
               1 Year                          1.12%                 -2.64%
              5 Years                          7.23%                  7.23%
      Since Inception*                         6.96%                  6.96%

Class C Shares
--------------------------------------------------------------------------------
                                       Without Sales Charge    With Sales Charge
               1 Year                          1.12%                  0.18%
              5 Years                          7.25%                  7.25%
      Since Inception*                         6.26%                  6.26%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2001)

                                                 Class A     Class B   Class C
--------------------------------------------------------------------------------
               1 Year                              -4.86%     -4.95%    -2.20%
              5 Years                               6.74%      6.95%     6.95%
      Since Inception*                              7.12%      6.96%     6.17%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The value of fixed income securities will change as the general level of interest rates fluctuates. The Fund can invest in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception date: 5/4/92 Class A and Class B; 8/2/93 Class C.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 13

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2001

                                                                      Percent of
Company                                                     Value     Net Assets
--------------------------------------------------------------------------------
U.S. Treasury Notes                                  $ 30,164,648          21.7%
--------------------------------------------------------------------------------
General Electric Co.                                    6,837,877           4.9
--------------------------------------------------------------------------------
Microsoft Corp.                                         6,463,350           4.7
--------------------------------------------------------------------------------
U.S. Treasury Bond, 6.375%, 8/15/27                     5,649,800           4.1
--------------------------------------------------------------------------------
Citigroup, Inc.                                         4,777,380           3.4
--------------------------------------------------------------------------------
Pfizer, Inc.                                            4,642,842           3.3
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                                   3,618,325           2.6
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   3,435,536           2.5
--------------------------------------------------------------------------------
Verizon Communications, Inc.                            3,381,298           2.4
--------------------------------------------------------------------------------
Home Depot, Inc.                                        3,226,350           2.3
--------------------------------------------------------------------------------
                                                      $72,197,406          51.9%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2001

                                                --------------------------------
                                                       Shares* or Principal
                                                --------------------------------
Purchases                                              Bought  Holdings 4/30/01
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                                  71,650            71,650
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                    82,000           101,300
--------------------------------------------------------------------------------
General Electric Co.                                  140,900           140,900
--------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                               56,500            56,500
--------------------------------------------------------------------------------
Microsoft Corp.                                        81,600            95,400
--------------------------------------------------------------------------------
Oracle Corp.                                          132,800           132,800
--------------------------------------------------------------------------------
SBC Communications, Inc.                               66,600            66,600
--------------------------------------------------------------------------------
Tyco International, Ltd.                               41,900            41,900
--------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 8/15/05                 $5,330,000        $5,330,000
--------------------------------------------------------------------------------
Verizon Communications, Inc.                           61,400            61,400
--------------------------------------------------------------------------------

Sales                                                    Sold  Holdings 4/30/01
--------------------------------------------------------------------------------
BP Amoco Plc (ADR)                                     35,700                -0-
--------------------------------------------------------------------------------
Honeywell International, Inc.                          33,000                -0-
--------------------------------------------------------------------------------
Noble Drilling Corp.                                   43,300                -0-
--------------------------------------------------------------------------------
U.S. Treasury Bond, 6.375%, 8/15/27               $ 6,570,000        $5,330,000
--------------------------------------------------------------------------------
U.S. Treasury Note, 3.625%, 1/15/08               $14,645,000                -0-
--------------------------------------------------------------------------------
U.S. Treasury Note, 4.75%, 11/15/08               $ 3,740,000        $3,060,000
--------------------------------------------------------------------------------
U.S. Treasury Note, 5.50%, 8/31/01                $12,530,000        $5,250,000
--------------------------------------------------------------------------------
U.S. Treasury Note, 5.625%, 2/15/06               $ 2,010,000        $1,720,000
--------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 2/15/10                $ 3,750,000        $3,150,000
--------------------------------------------------------------------------------
U.S. Treasury Note, 7.25%, 5/15/04                $ 2,500,000        $2,080,000
--------------------------------------------------------------------------------

* Adjusted for a spin-off.


--------------------------------------------------------------------------------
14 o ALLIANCE GROWTH INVESTORS FUND

                                                          ----------------------
                                                          SECTOR DIVERSIFICATION
                                                          ----------------------

SECTOR DIVERSIFICATION
April 30, 2001

                                                                      Percent of
                                             U.S. $ Value             Net Assets
--------------------------------------------------------------------------------
Capital Goods                                $  8,087,157                   5.8%
--------------------------------------------------------------------------------
Consumer Manufacturing                          1,087,812                   0.8
--------------------------------------------------------------------------------
Consumer Services                              14,916,261                  10.7
--------------------------------------------------------------------------------
Consumer Staples                                7,674,415                   5.5
--------------------------------------------------------------------------------
Energy                                          1,273,216                   0.9
--------------------------------------------------------------------------------
Finance                                        15,531,474                  11.2
--------------------------------------------------------------------------------
Healthcare                                     16,534,891                  11.9
--------------------------------------------------------------------------------
Multi-Industry                                  3,426,303                   2.5
--------------------------------------------------------------------------------
Technology                                     18,635,413                  13.4
--------------------------------------------------------------------------------
Utilities                                      14,575,095                  10.5
--------------------------------------------------------------------------------
U.S. Government                                35,814,448                  25.7
--------------------------------------------------------------------------------
Total Investments*                            137,556,485                  98.9
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities        1,471,223                   1.1
--------------------------------------------------------------------------------
Net Assets                                   $139,027,708                 100.0%
--------------------------------------------------------------------------------

* Excludes short-term obligations.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 15

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2001

                                                                      Percent of
Company                                             Value             Net Assets
--------------------------------------------------------------------------------
U.S. Treasury Notes                          $ 33,460,688                  46.2%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.50%, 8/15/28             11,796,875                  16.3
--------------------------------------------------------------------------------
General Electric Co.                            1,654,873                   2.3
--------------------------------------------------------------------------------
Microsoft Corp.                                 1,565,025                   2.2
--------------------------------------------------------------------------------
Citigroup, Inc.                                 1,163,184                   1.6
--------------------------------------------------------------------------------
Pfizer, Inc.                                    1,123,635                   1.6
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                             873,650                   1.2
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                             833,014                   1.1
--------------------------------------------------------------------------------
Verizon Communications, Inc.                      820,543                   1.1
--------------------------------------------------------------------------------
Home Depot, Inc.                                  786,570                   1.1
--------------------------------------------------------------------------------
                                             $ 54,078,057                  74.7%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2001

                                               ---------------------------------
                                                      Shares or Principal
                                               ---------------------------------
Purchases                                          Bought      Holdings 4/30/01
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                              17,300                17,300
--------------------------------------------------------------------------------
Citigroup, Inc.                                    14,400                23,666
--------------------------------------------------------------------------------
General Electric Co.                               34,100                34,100
--------------------------------------------------------------------------------
Microsoft Corp.                                    19,800                23,100
--------------------------------------------------------------------------------
Oracle Corp.                                       32,100                32,100
--------------------------------------------------------------------------------
Pfizer, Inc.                                       17,700                25,950
--------------------------------------------------------------------------------
SBC Communications, Inc.                           16,100                16,100
--------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 8/15/05             $6,590,000            $6,590,000
--------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 2/15/10             $1,500,000            $1,500,000
--------------------------------------------------------------------------------
Verizon Communications, Inc.                       14,900                14,900
--------------------------------------------------------------------------------

Sales                                                Sold      Holdings 4/30/01
--------------------------------------------------------------------------------
Alcoa, Inc.                                         7,200                    -0-
--------------------------------------------------------------------------------
BP Amoco Plc.                                       4,900                    -0-
--------------------------------------------------------------------------------
Halliburton Co.                                     5,400                    -0-
--------------------------------------------------------------------------------
Honeywell International, Inc.                       5,700                    -0-
--------------------------------------------------------------------------------
MBNA Corp.                                          6,399                    -0-
--------------------------------------------------------------------------------
Noble Drilling Corp.                                6,600                    -0-
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.50%, 8/15/28             $  300,000           $12,500,000
--------------------------------------------------------------------------------
U.S. Treasury Note, 3.875%, 1/15/09            $6,160,000                    -0-
--------------------------------------------------------------------------------
U.S. Treasury Note, 4.75%, 2/15/04             $  200,000            $8,200,000
--------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 8/31/01             $9,900,000            $5,895,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                          ----------------------
                                                          SECTOR DIVERSIFICATION
                                                          ----------------------

SECTOR DIVERSIFICATION
April 30, 2001

                                                                      Percent of
                                             U.S. $ Value             Net Assets
--------------------------------------------------------------------------------
Capital Goods                                $  1,959,385                   2.7%
--------------------------------------------------------------------------------
Consumer Manufacturing                            256,476                   0.4
--------------------------------------------------------------------------------
Consumer Services                               3,580,634                   5.0
--------------------------------------------------------------------------------
Consumer Staples                                1,861,326                   2.6
--------------------------------------------------------------------------------
Energy                                            313,600                   0.4
--------------------------------------------------------------------------------
Finance                                         3,776,981                   5.2
--------------------------------------------------------------------------------
Healthcare                                      3,930,593                   5.4
--------------------------------------------------------------------------------
Multi-Industry                                    819,324                   1.1
--------------------------------------------------------------------------------
Technology                                      4,508,667                   6.2
--------------------------------------------------------------------------------
Utilities                                       3,525,259                   4.9
--------------------------------------------------------------------------------
U.S. Government                                45,257,563                  62.5
--------------------------------------------------------------------------------
Total Investments*                             69,789,808                  96.4
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities        2,577,053                   3.6
--------------------------------------------------------------------------------
Net Assets                                   $ 72,366,861                100.0%
--------------------------------------------------------------------------------

* Excludes short-term obligations.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 17

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2001

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS - 73.2%

Technology - 13.4%
Communications Equipment - 1.2%
Cisco Systems, Inc.(a).............................    101,300      $  1,720,074
                                                                    ------------

Computer Hardware - 2.7%
Dell Computer Corp.(a)..............................    64,900         1,706,221
EMC Corp. ..........................................    23,800           942,480
Hewlett-Packard Co. ................................    36,800         1,046,224
McDATA Corp. Cl.A(a)................................       817            18,652
                                                                    ------------
                                                                       3,713,577
                                                                    ------------
Computer Software - 6.2%
Microsoft Corp.(a)..................................    95,400         6,463,350
Oracle Corp.(a).....................................   132,800         2,146,048
                                                                    ------------
                                                                       8,609,398
                                                                    ------------
Semi-Conductor Components - 3.3%
Altera Corp.(a).....................................    37,400           945,846
Intel Corp. ........................................    88,800         2,744,808
Texas Instruments, Inc. ............................    23,300           901,710
                                                                    ------------
                                                                       4,592,364
                                                                    ------------
                                                                      18,635,413
                                                                    ------------
Health Care - 11.9%
Biotechnology - 1.3%
Amgen, Inc.(a)......................................    28,900         1,766,946
                                                                    ------------

Drugs - 8.8%
Bristol-Myers Squibb Co. ...........................    23,000         1,288,000
Merck & Co., Inc. ..................................    26,700         2,028,399
Pfizer, Inc. .......................................   107,225         4,642,842
Pharmacia Corp. ....................................    39,500         2,064,270
Schering-Plough Corp. ..............................    58,500         2,254,590
                                                                    ------------
                                                                      12,278,101
                                                                    ------------
Medical Products - 1.8%
Johnson & Johnson...................................    11,800         1,138,464
Medtronic, Inc. ....................................    30,300         1,351,380
                                                                    ------------
                                                                       2,489,844
                                                                    ------------
                                                                      16,534,891
                                                                    ------------
Finance - 11.2%
Banking - Money Center - 2.0%
J.P. Morgan Chase & Co. ............................    56,500         2,710,870
                                                                    ------------

Banking - Regional - 2.2%
Bank of America Corp. ..............................    54,800         3,068,800
                                                                    ------------


--------------------------------------------------------------------------------
18 o ALLIANCE GROWTH INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Insurance - 2.8%
AFLAC, Inc. ........................................    35,800      $  1,138,440
American International Group, Inc. .................    32,962         2,696,292
                                                                    ------------
                                                                       3,834,732
                                                                    ------------
Mortgage Banking - 0.8%
Federal National Mortgage Assn......................    14,200         1,139,692
                                                                    ------------

Miscellaneous - 3.4%
Citigroup, Inc......................................    97,200         4,777,380
                                                                    ------------
                                                                      15,531,474
                                                                    ------------
Consumer Services - 10.7%
Broadcasting/Media - 4.9%
AOL Time Warner, Inc.(a)............................    71,650         3,618,325
AT&T Corp. - Liberty Media Corp. Cl.A(a) ...........    69,900         1,118,400
Viacom, Inc. Cl.A(a)................................    39,000         2,047,500
                                                                    ------------
                                                                       6,784,225
                                                                    ------------
Entertainment & Leisure - 1.0%
The Walt Disney Co. ................................    48,600         1,470,150
                                                                    ------------

Retail - General Merchandise - 4.8%
Home Depot, Inc. ...................................    68,500         3,226,350
Wal-Mart Stores, Inc. ..............................    66,400         3,435,536
                                                                    ------------
                                                                       6,661,886
                                                                    ------------
                                                                      14,916,261
                                                                    ------------
Utilities - 10.5%
Electric & Gas - 1.5%
The AES Corp.(a)....................................    43,600         2,078,412
                                                                    ------------

Telephone Utility - 9.0%
AT&T Corp. .........................................    92,700         2,065,356
BellSouth Corp. ....................................    42,900         1,800,084
Qwest Communications International, Inc.(a) ........    33,100         1,353,790
SBC Communications, Inc. ...........................    66,600         2,747,250
Telefonica, SA (Spain)(b)...........................         4                68
Verizon Communications, Inc. .......................    61,400         3,381,298
WorldCom, Inc. .....................................    62,950         1,148,837
                                                                    ------------
                                                                      12,496,683
                                                                    ------------
                                                                      14,575,095
                                                                    ------------
Capital Goods - 5.8%
Miscellaneous - 5.8%
General Electric Co. ...............................   140,900         6,837,877
United Technologies Corp. ..........................    16,000         1,249,280
                                                                    ------------
                                                                       8,087,157
                                                                    ------------
Consumer Staples - 5.5%
Beverages - 1.3%
The Coca-Cola Co. ..................................    39,000         1,801,410
                                                                    ------------


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 19

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

Retail - Food & Drugs - 2.8%
Kroger Co.(a).......................................    95,600      $  2,159,604
Walgreen Co. .......................................    40,300         1,724,034
                                                                    ------------
                                                                       3,883,638
                                                                    ------------
Tobacco - 1.4%
Philip Morris Companies, Inc. ......................    39,700         1,989,367
                                                                    ------------
                                                                       7,674,415
                                                                    ------------
Multi-Industry Companies - 2.5%
Minnesota Mining & Manufacturing Co.................    10,000         1,190,100
Tyco International, Ltd. ...........................    41,900         2,236,203
                                                                    ------------
                                                                       3,426,303
                                                                    ------------
Energy - 0.9%
Miscellaneous - 0.9%
Enron Corp. ........................................    20,300         1,273,216
                                                                    ------------

Consumer Manufacturing - 0.8%
Auto & Related - 0.8%
Ford Motor Co. .....................................    36,900         1,087,812
                                                                    ------------

Total Common Stocks
  (cost $110,046,373)...............................                 101,742,037
                                                                    ------------

DEBT OBLIGATIONS - 25.7%
U.S. Government Obligations - 25.7%
U.S. Treasury Bond
  6.375%, 8/15/27...................................    $5,330         5,649,800
U.S. Treasury Notes
  4.75%, 11/15/08...................................     3,060         2,960,060
  5.50%, 8/31/01....................................     5,250         5,273,783
  5.625%, 2/15/06...................................     1,720         1,772,408
  5.75%, 8/15/10....................................     8,650         8,870,316
  6.50%, 8/15/05....................................     5,330         5,664,777
  6.50%, 2/15/10....................................     3,150         3,393,149
  7.25%, 5/15/04....................................     2,080         2,230,155
                                                                    ------------

Total Debt Obligations
  (cost $34,710,011)................................                  35,814,448
                                                                    ------------

SHORT-TERM INVESTMENT - 0.9%
Time Deposit
State Street Euro Dollar
  4.00%, 5/01/01
  (amortized cost $1,245,000).......................     1,245         1,245,000
                                                                    ------------


--------------------------------------------------------------------------------
20 o ALLIANCE GROWTH INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                                    U.S. $ Value
--------------------------------------------------------------------------------

Total Investments - 99.8%
  (cost $146,001,384)...............................                $138,801,485
Other assets less liabilities - 0.2% ...............                     226,223
                                                                    ------------

Net Assets - 100%...................................                $139,027,708
                                                                    ============

(a) Non-income producing security.

(b) Euro denominated security.

    See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 21

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2001

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS - 33.9%

Technology - 6.2%
Communications Equipment - 0.6%
Cisco Systems, Inc.(a)..............................    24,600      $    417,708
                                                                    ------------

Computer Hardware - 1.2%
Dell Computer Corp.(a)..............................    15,700           412,753
EMC Corp. ..........................................     5,800           229,680
Hewlett-Packard Co. ................................     9,000           255,870
                                                                    ------------
                                                                         898,303
                                                                    ------------
Computer Software - 2.9%
Microsoft Corp.(a)..................................    23,100         1,565,025
Oracle Corp.(a).....................................    32,100           518,736
                                                                    ------------
                                                                       2,083,761
                                                                    ------------
Semi-Conductor Components - 1.5%
Altera Corp.(a).....................................     9,000           227,610
Intel Corp. ........................................    21,500           664,565
Texas Instruments, Inc. ............................     5,600           216,720
                                                                    ------------
                                                                       1,108,895
                                                                    ------------
                                                                       4,508,667
                                                                    ------------
Health Care - 5.4%
Biotechnology - 0.6%
Amgen, Inc.(a)......................................     7,000           427,980
                                                                    ------------

Drugs - 4.0%
Bristol-Myers Squibb Co. ...........................     5,600           313,600
Merck & Co., Inc. ..................................     6,400           486,208
Pfizer, Inc. .......................................    25,950         1,123,635
Pharmacia Corp. ....................................     9,600           501,696
Schering-Plough Corp. ..............................    12,500           481,750
                                                                    ------------
                                                                       2,906,889
                                                                    ------------
Medical Products - 0.8%
Johnson & Johnson...................................     2,800           270,144
Medtronic, Inc. ....................................     7,300           325,580
                                                                    ------------
                                                                         595,724
                                                                    ------------
                                                                       3,930,593
                                                                    ------------
Finance - 5.2%
Banking - Money Center - 0.9%
J.P. Morgan Chase & Co. ............................    13,600           652,528
                                                                    ------------

Banking - Regional - 1.0%
Bank of America Corp. ..............................    13,300           744,800
                                                                    ------------


--------------------------------------------------------------------------------
22 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Insurance - 1.3%
AFLAC, Inc. ........................................     8,700      $    276,660
American International Group, Inc. .................     8,055           658,899
                                                                    ------------
                                                                         935,559
                                                                    ------------
Mortgage Banking - 0.4%
Federal National Mortgage Assn. ....................     3,500           280,910
                                                                    ------------

Miscellaneous - 1.6%
Citigroup, Inc. ....................................    23,666         1,163,184
                                                                    ------------
                                                                       3,776,981
                                                                    ------------
Consumer Services - 5.0%
Broadcasting/Media - 2.3%
AOL Time Warner, Inc.(a)............................    17,300           873,650
AT&T Corp. - Liberty Media Corp. Cl.A(a) ...........    16,800           268,800
Viacom, Inc. Cl.A(a)................................     9,600           504,000
                                                                    ------------
                                                                       1,646,450
                                                                    ------------
Entertainment & Leisure - 0.4%
The Walt Disney Co. ................................    10,400           314,600
                                                                    ------------

Retail - General Merchandise - 2.3%
Home Depot, Inc. ...................................    16,700           786,570
Wal-Mart Stores, Inc. ..............................    16,100           833,014
                                                                    ------------
                                                                       1,619,584
                                                                    ------------
                                                                       3,580,634
                                                                    ------------
Utilities - 4.9%
Electric & Gas - 0.7%
The AES Corp.(a)....................................    10,500           500,535
                                                                    ------------

Telephone Utility - 4.2%
AT&T Corp. .........................................    22,400           499,072
BellSouth Corp. ....................................    10,400           436,384
Qwest Communications International, Inc.(a) ........     8,000           327,200
SBC Communications, Inc. ...........................    16,100           664,125
Verizon Communications, Inc. .......................    14,900           820,543
WorldCom, Inc. .....................................    15,200           277,400
                                                                    ------------
                                                                       3,024,724
                                                                    ------------
                                                                       3,525,259
                                                                    ------------
Capital Goods - 2.7%
Miscellaneous - 2.7%
General Electric Co. ...............................    34,100         1,654,873
United Technologies Corp. ..........................     3,900           304,512
                                                                    ------------
                                                                       1,959,385
                                                                    ------------
Consumer Staples - 2.6%
Beverages - 0.6%
The Coca-Cola Co. ..................................     9,400           434,186
                                                                    ------------


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 23

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

Retail - Food & Drugs - 1.3%
Kroger Co.(a).......................................    23,100      $    521,829
Walgreen Co. .......................................     9,800           419,244
                                                                    ------------
                                                                         941,073
                                                                    ------------
Tobacco - 0.7%
Philip Morris Companies, Inc. ......................     9,700           486,067
                                                                    ------------
                                                                       1,861,326
                                                                    ------------
Multi-Industry Companies - 1.1%
Minnesota Mining & Manufacturing Co. ...............     2,400           285,624
Tyco International, Ltd. ...........................    10,000           533,700
                                                                    ------------
                                                                         819,324
                                                                    ------------
Energy - 0.4%
Miscellaneous - 0.4%
Enron Corp. ........................................     5,000           313,600
                                                                    ------------

Consumer Manufacturing - 0.4%
Auto & Related - 0.4%
Ford Motor Co. .....................................     8,700           256,476
                                                                    ------------

Total Common Stocks
  (cost $26,194,309)................................                  24,532,245
                                                                    ------------

DEBT OBLIGATIONS - 62.5%
U.S. Government Obligations - 62.5%
U.S. Treasury Bond
  5.50%, 8/15/28....................................   $12,500        11,796,875
U.S. Treasury Notes
  4.75%, 2/15/04....................................     8,200         8,233,292
  4.75%, 11/15/08...................................     3,340         3,230,916
  5.75%, 8/15/10....................................     3,100         3,178,957
  6.50%, 8/31/01....................................     5,895         5,941,040
  6.50%, 8/15/05....................................     6,590         7,003,918
  6.50%, 2/15/10....................................     1,500         1,615,785
  6.875%, 5/15/06...................................     3,925         4,256,780
                                                                    ------------

Total Debt Obligations
  (cost $44,118,757)................................                  45,257,563
                                                                    ------------
SHORT-TERM INVESTMENT - 2.4%
Time Deposit - 2.4%
State Street Euro Dollar
  4.00%, 5/01/01
  (amortized cost $1,705,000).......................     1,705         1,705,000
                                                                    ------------


--------------------------------------------------------------------------------
24 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                                    U.S. $ Value
--------------------------------------------------------------------------------

Total Investments - 98.8%
  (cost $72,018,066)................................               $  71,494,808
Other assets less liabilities - 1.2% ...............                     872,053
                                                                   -------------
Net Assets - 100%...................................               $  72,366,861
                                                                   =============

(a) Non-income producing security.

    See notes to financial statements.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 25

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2001

                                                   Growth         Conservative
                                               Investors Fund    Investors Fund
                                               ==============    ==============
Assets
Investments in securities, at value
  (cost $146,001,384 and $72,018,066,
  respectively) .............................  $  138,801,485    $   71,494,808
Cash ........................................             596               727
Collateral held for securities loaned .......      10,558,000         4,662,000
Interest and dividends receivable ...........         568,722           648,079
Receivable for shares of beneficial
  interest sold .............................         180,461           616,348
Foreign taxes receivable ....................          20,342             3,389
                                               --------------    --------------
Total assets ................................     150,129,606        77,425,351
                                               --------------    --------------
Liabilities
Payable for collateral received on
  securities loaned .........................      10,558,000         4,662,000
Payable for shares of beneficial interest
  redeemed ..................................         198,742           177,026
Advisory fee payable ........................          83,211            30,485
Distribution fee payable ....................          81,299            44,582
Accrued expenses ............................         180,646           144,397
                                               --------------    --------------
Total liabilities ...........................      11,101,898         5,058,490
                                               --------------    --------------
Net Assets ..................................  $  139,027,708    $   72,366,861
                                               ==============    ==============
Composition of Net Assets
Shares of beneficial interest, at par .......  $          118    $           67
Additional paid-in capital ..................     147,935,891        74,055,115
Undistributed net investment income .........         367,640            24,498
Accumulated net realized loss on
  investments and foreign currency
  transactions ..............................      (2,071,334)       (1,185,242)
Net unrealized depreciation of investments
  and foreign currency denominated
  assets and liabilities ....................      (7,204,607)         (527,577)
                                               --------------    --------------
                                               $  139,027,708    $   72,366,861
                                               ==============    ==============

See notes to financial statements.


--------------------------------------------------------------------------------
26 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                   Growth         Conservative
                                               Investors Fund    Investors Fund
                                               ==============    ==============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per
  share ($53,031,403 / 4,533,199 and
  $24,191,213 / 2,271,906 shares of
  beneficial interest issued and
  outstanding, respectively) ................       $   11.70         $   10.65
Sales charge--4.25% of public offering
  price .....................................             .52               .47
                                                    ---------         ---------
Maximum offering price ......................       $   12.22         $   11.12
                                                    =========         =========
Class B Shares
Net asset value and offering price per
  share ($73,446,222 / 6,207,616 and
  $40,155,054 / 3,684,940 shares of
  beneficial interest issued and
  outstanding, respectively) ................       $   11.83         $   10.90
                                                    =========         =========
Class C Shares
Net asset value and offering price per
  share ($12,550,083 / 1,059,433 and
  $8,020,594 / 735,485 shares of
  beneficial interest issued and
  outstanding, respectively) ................       $   11.85         $   10.91
                                                    =========         =========

See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 27

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Year Ended April 30, 2001

                                                     Growth       Conservative
                                                 Investors Fund  Investors Fund
                                                 ==============  ==============
Investment Income
Interest .......................................   $  4,290,566    $  3,272,730
Dividends (net of foreign taxes withheld of
  $29,883 and $5,047, respectively) ............        757,025         144,059
                                                   ------------    ------------
Total income ...................................      5,047,591       3,416,789
                                                   ------------    ------------
Expenses
Advisory fee ...................................      1,091,854         500,905
Distribution fee - Class A .....................        165,382          69,873
Distribution fee - Class B .....................        777,183         363,621
Distribution fee - Class C .....................        127,349          71,343
Transfer agency ................................        335,531         142,670
Custodian ......................................        136,814         116,200
Printing .......................................         80,903          43,389
Audit and legal ................................         59,290          57,713
Registration ...................................         36,063          32,851
Trustees' fees .................................         23,500          23,500
Miscellaneous ..................................          5,849          10,729
                                                   ------------    ------------
Total expenses .................................      2,839,718       1,432,794
Less: expenses waived and assumed by
  adviser (See Note B) .........................             -0-       (193,296)
                                                   ------------    ------------
Net expenses ...................................      2,839,718       1,239,498
                                                   ------------    ------------
Net investment income ..........................      2,207,873       2,177,291
                                                   ------------    ------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions
Net realized gain (loss) on investment
  transactions .................................      4,519,902        (725,374)
Net realized gain on foreign currency
  transactions .................................        851,715         149,607
Net change in unrealized
  appreciation/depreciation of:
  Investments ..................................    (20,019,041)       (710,877)
  Foreign currency denominated assets
   and liabilities .............................       (341,904)        (77,300)
                                                   ------------    ------------
Net loss on investments and foreign
  currency transactions ........................    (14,989,328)     (1,363,944)
                                                   ------------    ------------
Net Increase (Decrease) in Net Assets
  from Operations ..............................   $(12,781,455)   $    813,347
                                                   ============    ============

See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended       Year Ended
                                                April 30, 2001   April 30, 2000
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ........................   $   2,207,873    $   2,031,603
Net realized gain on investments and
  foreign currency transactions ..............       5,371,617       20,586,656
Net change in unrealized appreciation/
  depreciation of investments and
  foreign currency denominated assets
  and liabilities ............................     (20,360,945)     (10,894,720)
                                                 -------------    -------------
Net increase (decrease) in net assets
  from operations ............................     (12,781,455)      11,723,539
Dividends and Distributions to
Shareholders from:
Net investment income
  Class A ....................................      (1,281,941)        (916,889)
  Class B ....................................      (1,211,933)        (566,024)
  Class C ....................................        (199,314)         (86,672)
Net realized gain on investments
  Class A ....................................      (6,495,444)      (6,542,816)
  Class B ....................................      (9,031,632)      (9,501,774)
  Class C ....................................      (1,488,268)      (1,454,949)
Transactions in Shares of
Beneficial Interest
Net increase .................................      26,833,227       16,940,718
                                                 -------------    -------------
Total increase (decrease) ....................      (5,656,760)       9,595,133
Net Assets
Beginning of period ..........................     144,684,468      135,089,335
                                                 -------------    -------------
End of period (including undistributed net
  investment income of $367,640 and
  $1,240 at April 30, 2001 and April 30,
  2000, respectively) ........................   $ 139,027,708    $ 144,684,468
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 29

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   Year Ended      Year Ended
                                                 April 30, 2001  April 30, 2000
                                                 ==============  ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ..........................   $  2,177,291    $  2,001,526
Net realized gain (loss) on investments and
  foreign currency transactions ................       (575,767)      3,370,108
Net change in unrealized appreciation/
  depreciation of investments and
  foreign currency denominated
  assets and liabilities .......................       (788,177)     (2,932,320)
                                                   ------------    ------------
Net increase in net assets from
  operations ...................................        813,347       2,439,314
Dividends and Distributions to
Shareholders from:
Net investment income
  Class A ......................................       (898,965)       (696,587)
  Class B ......................................     (1,125,160)       (940,204)
  Class C ......................................       (221,421)       (158,175)
Net realized gain on investments
  Class A ......................................       (933,385)     (1,144,836)
  Class B ......................................     (1,427,456)     (1,918,554)
  Class C ......................................       (281,167)       (317,621)
Transactions in Shares of
Beneficial Interest
Net increase ...................................     13,376,607      10,442,988
                                                   ------------    ------------
Total increase .................................      9,302,400       7,706,325
Net Assets
Beginning of period ............................     63,064,461      55,358,136
                                                   ------------    ------------
End of period (including undistributed
  net investment income of $24,498 at
  April 30, 2001) ..............................   $ 72,366,861    $ 63,064,461
                                                   ============    ============

See notes to financial statements.


--------------------------------------------------------------------------------
30 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2001

NOTE A

Significant Accounting Policies

Alliance Growth Investors Fund and Alliance Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or, if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 31

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest, dividends and foreign tax reclaims recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The Funds do not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Funds accrete discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on


--------------------------------------------------------------------------------
32 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, the Growth Investors Fund had permanent differences, primarily due to foreign currency gains which resulted in a net decrease to undistributed net investment loss and a corresponding increase in accumulated net realized loss on investments and foreign currency transactions. During the current fiscal year, the Conservative Investors Fund had permanent differences, primarily due to foreign currency gains which resulted in a net decrease to undistributed net investment loss and a corresponding increase in accumulated net realized loss on investments and foreign currency transactions. These reclassifications had no effect on net assets.

7. Change in Accounting Principles

In November 2000, the American Institute of Certified Public Accountants
(AICPA) issued a revised version of its Audit and Accounting Guide for Investment Companies (the "Guide"), which is effective for fiscal years beginning after December 15, 2000. The Guide will require the Funds to amortize premiums and discounts on fixed income securities. Upon adoption, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities by the same amount, and therefore will not impact total net assets. At this time, the analysis of the adjustment has not been completed. Although this adjustment affects the financial statements, adoption of this principle will not effect the amount of distributions paid to shareholders, because the Funds determine their required distributions under Federal income tax laws.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.40%, 2.10%, and 2.10% of the daily average net assets for Class A, Class B and Class C shares, respectively, of the Conservative Investors Fund. For the year ended April 30, 2001, such reimbursement amounted to $193,296 for the Conservative Investors Fund.

The Funds compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $259,141 and $107,082 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the year ended April 30, 2001.

For the year ended April 30, 2001, the Funds' expenses were reduced by $10,490 and $4,205 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 33

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

an expense offset arrangement with Alliance Global Investor Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of each Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $60,556 from the sales of Class A shares and $2,160, $88,053 and $4,315 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended April 30, 2001 for the Growth Investors Fund. The Distributor also received front-end sales charges of $20,180 from the sales of Class A shares and $76,948 and $2,603 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended April 30, 2001 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the year ended April 30, 2001, amounted to $240,190 and $47,033 for the Growth Investors and Conservative Investors Funds, respectively. For the period from May 1, 2000 to October 31, 2000, no commission was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser (whose affiliation ended on November 2, 2000), nor to DLJ directly. Effective October 2, 2000, Sanford C. Bernstein & Co. LLC ("SCB") became an affiliate of the Adviser. For the period from October 2, 2000 to April 30, 2001, no brokerage commission was paid to SCB directly.

Accrued expenses includes amounts owed to one of the Trustees under a deferred compensation plan of $23,126 and $24,731 respectively, for the Growth Investors and Conservative Investors Funds, respectively.

NOTE C

Distribution Plans

The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by


--------------------------------------------------------------------------------
34 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of each Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Growth Investors Fund aggregated $125,842,919 and $83,318,574, respectively, for the year ended April 30, 2001. There were purchases of $51,832,359 and sales of $71,114,379 of U.S. government and government agency obligations for the year ended April 30, 2001. At April 30, 2001, the cost of investments for federal income tax purposes for the Growth Investors Fund was $146,723,913. Gross unrealized appreciation of investments was $5,118,529 and gross unrealized depreciation of investments was $13,040,957 resulting in net unrealized depreciation of $7,922,428 (excluding foreign currency transactions).

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Conservative Investors Fund aggregated $26,854,198 and $12,502,506, respectively, for the year ended April 30, 2001. There were purchases of $25,952,739 and sales of $28,659,987 of U.S. government and government agency obligations for the year ended April 30, 2001. At April 30, 2001, the cost of investments for federal income tax purposes for the Conservative Investors Fund was $72,514,865. Gross unrealized appreciation of investments was $1,995,854 and gross unrealized depreciation of investments was $3,015,911 resulting in net unrealized depreciation of $1,020,057 (excluding foreign currency transactions).

The Growth Investors Fund incurred and elected to defer post October capital losses of $1,808,755 for the year ended April 30, 2001. The Conservative Investors Fund incurred and elected to defer post October currency losses and capital losses of $7,167 and $739,103, respectively, for the year ended April 30, 2001. These losses are treated as though incurred on May 1, 2001. To the extent that any post October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

1. Forward Exchange Currency Contracts

The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 35

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Fluctuations in the value of forward exchange currency contracts held are recorded for financial reporting purposes as unrealized gains or losses by the Funds.

The Funds' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Funds having a value at least equal to the aggregate amount of the Funds' commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Funds have in that particular currency contract.

At April 30, 2001, there were no outstanding forward exchange currency contracts for the Growth Investors Fund and the Conservative Investors Fund.

2. Financial Futures Contracts

The Funds may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. The Funds bear the market risk that arises from changes in the value of these financial instruments. The Fund's activities in domestic futures contracts are conducted through regulated exchanges which do not result in counterparty credit risk.

At the time the Funds enter into a futures contract, each Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At April 30, 2001, the Funds had no outstanding futures contracts.

NOTE E

Security Lending

The Funds have entered into a securities lending agreement with ING Institutional Trust Company (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Funds, administers the lending of portfolio securities to certain broker-dealers. In return, the Funds receive fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Funds. ING Institutional Trust Company will indemnify the Funds for any losses resulting from a borrower's failure to return a loaned security when due. The


--------------------------------------------------------------------------------
36 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

following table shows the value of securities loaned and cash collateral received at April 30, 2001, and the fee income earned for the period ended April 30, 2001. Such fee income earned is included in interest income in the accompanying Statement of Operations.

                                  Value of    Value of Cash
                                 Securities     Collateral    Fee Income
                                   Loaned        Received       Earned
                                ===========   =============   ==========
Growth Investors Fund ........  $10,116,818     $10,558,000      $7,540
Conservative Investors Fund ..    4,463,802       4,662,000       2,629

NOTE F

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                  Alliance Growth Investors Fund

                    --------------------------    -----------------------------
                               Shares                          Amount
                    --------------------------    -----------------------------
                    Year Ended      Year Ended      Year Ended       Year Ended
                     April 30,       April 30,       April 30,        April 30,
                          2001            2000            2001             2000
                    -----------------------------------------------------------
Class A
Shares sold          1,481,380       1,607,101    $ 20,203,483     $ 24,612,346
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        606,310         505,587       7,475,861        7,124,017
-------------------------------------------------------------------------------
Shares converted
  from Class B          33,048         228,015         446,833        3,507,013
-------------------------------------------------------------------------------
Shares redeemed     (1,269,844)     (1,691,118)    (17,277,124)     (25,813,183)
-------------------------------------------------------------------------------
Net increase           850,894         649,585    $ 10,849,053     $  9,430,193
===============================================================================

Class B
Shares sold          1,361,564       1,149,517    $ 18,159,740     $ 17,358,195
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        768,778         683,528       9,617,454        9,753,980
-------------------------------------------------------------------------------
Shares converted
  to Class A           (32,718)       (226,710)       (446,833)      (3,507,013)
-------------------------------------------------------------------------------
Shares redeemed     (1,160,946)     (1,220,053)    (15,411,368)     (18,489,541)
-------------------------------------------------------------------------------
Net increase           936,678         386,282    $ 11,918,993     $  5,115,621
===============================================================================


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 37

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                                    Alliance Growth Investors Fund

                    --------------------------    -----------------------------
                               Shares                          Amount
                    --------------------------    -----------------------------
                    Year Ended      Year Ended      Year Ended       Year Ended
                     April 30,       April 30,       April 30,        April 30,
                          2001            2000            2001             2000
                    -----------------------------------------------------------
Class C
Shares sold            480,453         373,595     $ 6,471,594      $ 5,705,996
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        127,137         105,627       1,591,754        1,508,379
-------------------------------------------------------------------------------
Shares redeemed       (311,383)       (321,515)     (3,998,167)      (4,819,471)
-------------------------------------------------------------------------------
Net increase           296,207         157,707     $ 4,065,181      $ 2,394,904
===============================================================================

                                 Alliance Conservative Investors Fund

                    --------------------------    -----------------------------
                               Shares                          Amount
                    --------------------------    -----------------------------
                    Year Ended      Year Ended      Year Ended       Year Ended
                     April 30,       April 30,       April 30,        April 30,
                          2001            2000            2001             2000
                    -----------------------------------------------------------
Class A
Shares sold            681,924         548,247     $ 7,570,815      $ 6,333,105
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        157,170         155,862       1,719,345        1,749,897
-------------------------------------------------------------------------------
Shares converted
  from Class B          31,970         136,551         358,692        1,592,955
-------------------------------------------------------------------------------
Shares redeemed       (510,422)       (486,067)     (5,670,012)      (5,605,325)
-------------------------------------------------------------------------------
Net increase           360,642         354,593     $ 3,978,840      $ 4,070,632
===============================================================================

Class B
Shares sold          1,066,253       1,216,848     $12,013,059      $14,490,361
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions        209,660         235,528       2,346,013        2,699,581
-------------------------------------------------------------------------------
Shares converted
  to Class A           (31,313)       (133,744)       (358,692)      (1,592,955)
-------------------------------------------------------------------------------
Shares redeemed       (579,495)       (870,515)     (6,615,810)     (10,248,789)
-------------------------------------------------------------------------------
Net increase           665,105         448,117     $ 7,384,570      $ 5,348,198
===============================================================================


--------------------------------------------------------------------------------
38 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                                Alliance Conservative Investors Fund

                    --------------------------    -----------------------------
                               Shares                          Amount
                    --------------------------    -----------------------------
                    Year Ended      Year Ended      Year Ended       Year Ended
                     April 30,       April 30,       April 30,        April 30,
                          2001            2000            2001             2000
                    -----------------------------------------------------------
Class C
Shares sold            424,341         256,584     $ 4,777,482      $ 3,008,519
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions         41,616          38,615         465,910          442,931
-------------------------------------------------------------------------------
Shares redeemed       (288,658)       (206,128)     (3,230,195)      (2,427,292)
-------------------------------------------------------------------------------
Net increase           177,299          89,071     $ 2,013,197      $ 1,024,158
===============================================================================

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the year ended April 30, 2001.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 39

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period.

                                           ---------------------------------------------------------------------
                                                                         Class A
                                           ---------------------------------------------------------------------
                                                                   Year Ended April 30,
                                           ---------------------------------------------------------------------
                                                 2001          2000          1999          1998          1997
                                           ---------------------------------------------------------------------
Net asset value, beginning of period ...   $    14.80     $   15.80     $   15.09     $   13.12     $   14.08
                                           ---------------------------------------------------------------------
Income From Investment Operations
Net investment income(a) ...............          .26           .29           .17           .12           .16(b)
Net realized and unrealized gain (loss)
  on investment transactions ...........        (1.33)         1.05          2.20          3.34           .76
                                           ---------------------------------------------------------------------
Net increase (decrease) in net asset
  value from operations ................        (1.07)         1.34          2.37          3.46           .92
                                           ---------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ...         (.33)         (.29)         (.16)         (.16)         (.19)
Distributions in excess of net
  investment income ....................           -0-           -0-         (.09)           -0-           -0-
Distributions from net realized gains ..        (1.70)        (2.05)        (1.41)        (1.33)        (1.69)
                                           ---------------------------------------------------------------------
Total dividends and distributions ......        (2.03)        (2.34)        (1.66)        (1.49)        (1.88)
                                           ---------------------------------------------------------------------
Net asset value, end of period .........   $    11.70     $   14.80     $   15.80     $   15.09     $   13.12
                                           =====================================================================
Total Return
Total investment return based on net
  asset value(c) .......................        (7.94)%        9.19%        16.81%        27.96%         6.69%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ......................   $   53,031     $  54,509     $  47,917     $  33,222     $  27,453
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(d) ..................         1.50%         1.46%         1.56%         1.60%         1.56%
  Expenses, before waivers/
    reimbursements .....................         1.50%         1.46%         1.56%         1.60%         1.73%
  Net investment income ................         1.97%         1.93%         1.12%          .81%         1.14%
Portfolio turnover rate ................          114%          155%           84%          137%          133%

See footnote summary on page 46.


--------------------------------------------------------------------------------
40 o ALLIANCE GROWTH INVESTORS FUNDS

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period.

                                           ---------------------------------------------------------------------
                                                                         Class B
                                           ---------------------------------------------------------------------
                                                                   Year Ended April 30,
                                           ---------------------------------------------------------------------
                                                 2001          2000          1999          1998          1997
                                           ---------------------------------------------------------------------
Net asset value, beginning of period ...   $    14.94     $   15.88     $   15.12     $   13.11     $   14.08
                                           ---------------------------------------------------------------------
Income From Investment Operations
Net investment income(a) ...............          .17           .18           .06           .01           .06(b)
Net realized and unrealized gain (loss)
  on investment transactions ...........        (1.35)         1.05          2.21          3.35           .77
                                           ---------------------------------------------------------------------
Net increase (decrease) in net asset
  value from operations ................        (1.18)         1.23          2.27          3.36           .83
                                           ---------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ...         (.23)         (.12)         (.07)         (.02)         (.11)
Distributions in excess of net
  investment income ....................           -0-           -0-         (.03)           -0-           -0-
Distributions from net realized gains ..        (1.70)        (2.05)        (1.41)        (1.33)        (1.69)
                                           ---------------------------------------------------------------------
Total dividends and distributions ......        (1.93)        (2.17)        (1.51)        (1.35)        (1.80)
                                           ---------------------------------------------------------------------
Net asset value, end of period .........   $    11.83     $   14.94     $   15.88     $   15.12     $   13.11
                                           =====================================================================
Total Return
Total investment return based on net
  asset value(c) .......................        (8.65)%        8.39%        15.96%        27.04%         5.98%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ......................   $   73,446     $  78,762     $  77,554     $  72,618     $  61,709
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(d) ..................         2.23%         2.18%         2.29%         2.31%         2.27%
  Expenses, before waivers/
    reimbursements .....................         2.23%         2.18%         2.29%         2.31%         2.44%
  Net investment income ................         1.24%         1.20%          .39%          .10%          .42%
Portfolio turnover rate ................          114%          155%           84%          137%          133%

See footnote summary on page 46.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 41

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period.

                                           ---------------------------------------------------------------------
                                                                         Class C
                                           ---------------------------------------------------------------------
                                                                   Year Ended April 30,
                                           ---------------------------------------------------------------------
                                                 2001          2000          1999          1998          1997
                                           ---------------------------------------------------------------------
Net asset value, beginning of period ...   $    14.95     $   15.88     $   15.13     $   13.12     $   14.09
                                           ---------------------------------------------------------------------
Income From Investment Operations
Net investment income(a) ...............          .17           .18           .06           .02           .06(b)
Net realized and unrealized gain (loss)
  on investment transactions ...........        (1.34)         1.06          2.20          3.34           .77
                                           ---------------------------------------------------------------------
Net increase (decrease) in net asset
  value from operations ................        (1.17)         1.24          2.26          3.36           .83
                                           ---------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ...         (.23)         (.12)         (.07)         (.02)         (.11)
Distributions in excess of net
  investment income ....................           -0-           -0-         (.03)           -0-           -0-
Distributions from net realized gains ..        (1.70)        (2.05)        (1.41)        (1.33)        (1.69)
                                           ---------------------------------------------------------------------
Total dividends and distributions ......        (1.93)        (2.17)        (1.51)        (1.35)        (1.80)
                                           ---------------------------------------------------------------------
Net asset value, end of period .........   $    11.85     $   14.95     $   15.88     $   15.13     $   13.12
                                           =====================================================================
Total Return
Total investment return based on net
  asset value(c) .......................        (8.57)%        8.45%        15.88%        27.02%         5.97%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ......................   $   12,550     $  11,414     $   9,618     $   8,336     $   6,033
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements(d) ..................         2.21%         2.17%         2.28%         2.30%         2.28%
  Expenses, before waivers/
    reimbursements .....................         2.21%         2.17%         2.28%         2.30%         2.43%
  Net investment income ................         1.24%         1.21%          .40%          .11%          .42%
Portfolio turnover rate ................          114%          155%           84%          137%          133%

See footnote summary on page 46.


--------------------------------------------------------------------------------
42 o ALLIANCE GROWTH INVESTORS FUNDS

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                           ---------------------------------------------------------------------
                                                                         Class A
                                           ---------------------------------------------------------------------
                                                                   Year Ended April 30,
                                           ---------------------------------------------------------------------
                                                 2001          2000          1999          1998          1997
                                           ---------------------------------------------------------------------
Net asset value, beginning of period ...    $   11.33      $  11.88      $  11.97      $  11.31      $  11.14
                                           ---------------------------------------------------------------------
Income From Investment Operations
Net investment income(a)(b) ............          .41           .44           .38           .39           .41
Net realized and unrealized gain (loss)
  on investment transactions ...........         (.20)          .07           .61          1.54           .46
                                           ---------------------------------------------------------------------
Net increase in net asset value from
  operations ...........................          .21           .51           .99          1.93           .87
                                           ---------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ...         (.43)         (.40)         (.38)         (.43)         (.45)
Distributions in excess of net
  investment income ....................           -0-           -0-         (.05)           -0-           -0-
Distributions from net realized gains ..         (.46)         (.66)         (.65)         (.84)         (.25)
                                           ---------------------------------------------------------------------
Total dividends and distributions ......         (.89)        (1.06)        (1.08)        (1.27)         (.70)
                                           ---------------------------------------------------------------------
Net asset value, end of period .........    $   10.65      $  11.33      $  11.88      $  11.97      $  11.31
                                           =====================================================================
Total Return
Total investment return based on net
  asset value(c) .......................         1.76%         4.50%         8.59%        17.87%         7.90%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ......................    $  24,191      $ 21,648      $ 18,493      $ 11,715      $ 11,860
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements(d) ..................         1.40%         1.41%         1.41%         1.41%         1.40%
  Expenses, before waivers/
    reimbursements .....................         1.67%         1.67%         1.74%         1.91%         1.90%
  Net investment income(b) .............         3.72%         3.75%         3.17%         3.33%         3.66%
Portfolio turnover rate ................           65%           54%          105%          138%          174%

See footnote summary on page 46.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 43

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                           ---------------------------------------------------------------------
                                                                         Class B
                                           ---------------------------------------------------------------------
                                                                   Year Ended April 30,
                                           ---------------------------------------------------------------------
                                                 2001          2000          1999          1998          1997
                                           ---------------------------------------------------------------------
Net asset value, beginning of period ...    $   11.57      $  12.12      $  12.19      $  11.49      $  11.31
                                           ---------------------------------------------------------------------
Income From Investment Operations
Net investment income(a)(b) ............          .34           .36           .30           .32           .34
Net realized and unrealized gain (loss)
  on investment transactions ...........         (.19)          .07           .63          1.55           .46
                                           ---------------------------------------------------------------------
Net increase in net asset value from
  operations ...........................          .15           .43           .93          1.87           .80
                                           ---------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ...         (.36)         (.32)         (.31)         (.33)         (.37)
Distributions in excess of net
  investment income ....................           -0-           -0-         (.04)           -0-           -0-
Distributions from net realized gains ..         (.46)         (.66)         (.65)         (.84)         (.25)
                                           ---------------------------------------------------------------------
Total dividends and distributions ......         (.82)         (.98)        (1.00)        (1.17)         (.62)
                                           ---------------------------------------------------------------------
Net asset value, end of period .........    $   10.90     $   11.57     $   12.12      $  12.19      $  11.49
                                           =====================================================================
Total Return
Total investment return based on net
  asset value(c) .......................         1.12%         3.73%         7.82%        17.04%         7.10%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ......................    $  40,155     $  34,952     $  31,177      $ 28,432      $ 28,037
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(d) ..................         2.10%         2.11%         2.11%         2.11%         2.10%
  Expenses, before waivers/
    reimbursements .....................         2.40%         2.40%         2.48%         2.61%         2.61%
  Net investment income(b) .............         3.02%         3.05%         2.48%         2.63%         2.96%
Portfolio turnover rate ................           65%           54%          105%          138%          174%

See footnote summary on page 46.


--------------------------------------------------------------------------------
44 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                           ---------------------------------------------------------------------
                                                                         Class C
                                           ---------------------------------------------------------------------
                                                                   Year Ended April 30,
                                           ---------------------------------------------------------------------
                                                 2001          2000          1999          1998          1997
                                           ---------------------------------------------------------------------
Net asset value, beginning of period ...    $   11.58      $  12.13      $  12.19      $  11.49      $  11.31
                                           ---------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ............          .34           .36           .30           .32           .34
Net realized and unrealized gain (loss)
  on investment transactions ...........         (.19)          .07           .64          1.55           .46
                                           ---------------------------------------------------------------------
Net increase in net asset value from
  operations ...........................          .15           .43           .94          1.87           .80
                                           ---------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ...         (.36)         (.32)         (.31)         (.33)         (.37)
Distribution in excess of net
  investment income ....................           -0-           -0-         (.04)           -0-           -0-
Distributions from net realized gains ..         (.46)         (.66)         (.65)         (.84)         (.25)
                                           ---------------------------------------------------------------------
Total dividends and distributions ......         (.82)         (.98)        (1.00)        (1.17)         (.62)
                                           ---------------------------------------------------------------------
Net asset value, end of period .........    $   10.91      $  11.58      $  12.13      $  12.19      $  11.49
                                           =====================================================================
Total Return
Total investment return based on net
  asset value(c) .......................         1.12%         3.72%         7.91%        17.04%         7.10%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ......................    $   8,021      $  6,464      $  5,688      $  4,162      $  4,150
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(d) ..................         2.10%         2.11%         2.11%         2.11%         2.10%
  Expenses, before waivers/
    reimbursements .....................         2.39%         2.39%         2.47%         2.61%         2.60%
  Net investment income(b) .............         3.00%         3.05%         2.47%         2.63%         2.96%
Portfolio turnover rate ................           65%           54%          105%          138%          174%

See footnote summary on page 46.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 45

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a) Based on average shares outstanding.

(b) Net of fees waived and expenses reimbursed by Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below the net expense ratios were as follows:

           Alliance Growth Investors         Alliance Conservative Investors
               Year Ended April 30,              Year Ended April 30,
         ---------------------------------  ---------------------------------
          2001   2000   1999   1998   1997   2001   2000   1999   1998   1997
         ---------------------------------  ---------------------------------
Class A  1.50%  1.45%  1.54%  1.59%  1.55%  1.40%  1.40%  1.40%  1.40%  1.40%
Class B  2.23%  2.17%  2.27%  2.29%  2.26%  2.10%  2.10%  2.10%  2.10%  2.10%
Class C  2.21%  2.16%  2.27%  2.29%  2.26%  2.10%  2.10%  2.10%  2.10%  2.10%


--------------------------------------------------------------------------------
46 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                               ---------------------------------
                                               REPORT OF INDEPENDENT ACCOUNTANTS
                                               ---------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Alliance Growth Investors Fund and Alliance Conservative Investors Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Investors Fund and Alliance Conservative Investors Fund (separately managed portfolios constituting parts of The Alliance Portfolios, hereafter referred to as the "Funds") at April 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 8, 2001


TAX INFORMATION
(unaudited)

In order to meet certain requirements of the Internal Revenue Code we are advising you that $14,204,550 and $2,281,998 of the capital gain distributions paid by the Alliance Growth Investors and Conservative Investors Funds, respectively, during the fiscal year ended April 30, 2001, are subject to the maximum tax rate of 20%. Share holders should not use the above in formation to prepare their tax returns. The information necessary to complete your tax returns was included with your Form 1099 DIV which was sent to you separately in January 2001.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 47

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

common stock

A type of security that represents ownership in a public company.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

fixed-income security

A bond.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

inflation

The overall general upward price movement of goods and services in an economy.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding. NAV can be used in reference to either an individual share or the entire assets of a mutual fund.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.


--------------------------------------------------------------------------------
48 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 49

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services.

o Low Minimum Investments

  You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o Automatic Reinvestment

  You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o Automatic Investment Program

  Build your investment account by having money automatically transferred from your bank account on a regular basis.

o Dividend Direction Plans

  You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o Auto Exchange

  You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o Systematic Withdrawals

  Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o E-Statements

  Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail--it's easy, convenient and saves you time and storage space.

o A Choice of Purchase Plans

  Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o Telephone Transaction

  Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o Alliance Answer: 24-Hour Information

  For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o The Alliance Advance

  A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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50 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
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                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
John H. Dobkin(1)
David H. Dievler(1)
William H. Foulk, Jr.(1)
Brenton W. Harries(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce Calvert, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Thomas J. Bardong, Vice President
John Ricciardi, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110-02624

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036-2798

(1) Member of the Audit Committee.


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                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 51

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACMGovernment Opportunity Fund
The Korean Investment Fund
ACMManaged Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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52 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
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Alliance Growth Investors and Conservative Investors Funds
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


ALLIANCE CAPITAL [LOGO]
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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